Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000919160
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2021
SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GUINNESS ATKINSON FUNDS

SmartETFs Sustainable Energy II ETF (the “Fund”)

December 22, 2021

Supplement to the Summary Prospectus dated May 10, 2021, Prospectus and Statement of Additional

Information each dated May 1, 2021

This supplement contains important information about a change in where the Fund’s shares are listed for trading, and a change to the Fund’s ticker symbol effective. Both of these changes are effective January 3, 2022, as described below.

Change in exchange:

The Fund will be listed for trading on the NYSE Arca Exchange, instead of the Cboe BZX Exchange.

Change in ticker symbol:

The Fund’s ticker symbol will change from “SULR” to “SOLR”, as indicated below.

Current Ticker Symbol (through December 31, 2021)	New Ticker Symbol (effective January 3, 2022)
SULR	SOLR

This supplement replaces the supplement filed on December 21, 2021.

Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.